Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income taxes
12. Income taxes
Cayman Islands
The Company was incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.
Hong Kong
Under the current Hong Kong Inland Revenue Ordinance, the subsidiary established in Hong Kong is subject to 16.5% income tax rate on its taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.
China
The Company’s subsidiaries, consolidated VIE and subsidiary of the VIE established in the PRC are mainly subject to statutory income tax at a rate of 25%.
On April 14, 2008, relevant governmental regulatory authorities released qualification criteria, application procedures and assessment processes for “high and new technology enterprises” (“HNTE”). The HNTE will be entitled to a favorable statutory tax rate of 15%. An enterprise’s qualification as a HNTE is reassessed by the relevant PRC governmental authorities every three years. On November 2, 2018, the local governments announced that Huize Technology was qualified as HNTE and was subject to a preferential statutory tax rate of 15% since then. Accordingly, Huize Technology will be taxed at a rate of 15% after November, 2018, subject to reassessment.
The Enterprise Income Tax (“EIT”) Law includes a provision specifying that legal entities organized outside of the PRC will be considered resident enterprises for the PRC income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that non-resident
legal entities will be considered as PRC resident enterprises if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the Group’s entities organized outside of the PRC should be treated as resident enterprises for the PRC income tax purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiary registered outside the PRC should be deemed resident enterprises, the Company and its subsidiary registered outside the PRC will be subject to the PRC income tax, at a rate of 25%.
The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a FIE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident
enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company incorporated, does not have such tax treaty with China. According to the arrangement between the mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the foreign investor owns directly at least 25% of the shares of the FIE). In accordance with accounting guidance, all undistributed earnings are presumed to be transferred to the parent company and are subject to the withholding taxes. All FIEs are subject to the withholding tax from January 1, 2008. Under U.S. GAAP, undistributed earnings are presumed to be transferred to the parent company and are subject to the withholding taxes. The presumption may be overcome if the Group has sufficient evidence to demonstrate that the undistributed dividends will be re-invested
and the remittance of the dividends will be postponed indefinitely. The Group did not record any dividend withholding tax, as it has no retained earnings for any of the years presented.
Composition of income tax expense
The current and deferred portions of income tax expense included in the consolidated statements of comprehensive income/(loss) during the years ended December 31, 2018, 2019 and 2020 are as follows:

	For the Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

Current income tax expense	88	37	2,234
Deferred income tax expense/(benefit)	190	20	(466)

Income tax expense	278	57	1,768

Tax Reconciliation
Reconciliation between the income tax expense computed by applying the EIT tax rate to income before income taxes and actual provision were as follows:

	For the Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

Profit/(Loss) before income tax	3,206	15,025	(16,524)

Tax expense/(benefit) at EIT tax rate of 25%	802	3,756	(4,131)
Effect of different tax rates applicable to different subsidiaries of the Group	6,381	(3,394)	490
Changes in valuation allowance	(9,343)	(24,412)	1,290
Investment income not subject to tax	(17)	(171)	(34)
Expenses not deductible for tax purposes	2,679	29,067	11,561
Research and development tax credit	(3,261)	(4,789)	(7,408)
Effect on deferred tax assets due to change in tax rates	3,037	—	—

Income tax expense	278	57	1,768

Deferred tax assets and deferred tax liabilities
The following tables sets forth the significant components of the deferred tax assets and deferred tax liabilities:

	December 31, 2019	December 31, 2020
	RMB	RMB

Deferred tax assets
Net accumulated losses carry forward	30,177	31,218
Depreciation and amortization	118	160
Allowance for doubtful accounts	251	575
Accrued expenses	2,729	3,153
Less: valuation allowance	(33,211)	(34,501)

Net deferred tax assets	64	605

Deferred tax liabilities
Gain on equity method investee	530	605

Net deferred tax liabilities	530	605

Movement of valuation allowance

	For the years Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

Balance at the beginning of the year	66,966	57,623	33,211
Additions	7,182	2,173	7,318
Reversals	(16,525)	(26,585)	(6,028)

Balance at end of the year	57,623	33,211	34,501

Valuation allowance is provided against deferred tax assets when the Group determines that it is more-likely-than-not
that the deferred tax assets will not be utilized in the future. The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will be more-likely-than-not
realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses and forecasts of future profitability. These assumptions require significant judgment and the forecasts of future taxable income are consistent with the plans and estimates the Group is using to manage the underlying businesses. The statutory rate of 25%, 15% or 16.5%, depending on which entity, was applied when calculating deferred tax assets.
As of December 31, 2018, 2019 and 2020, the Group had net operating loss carryforwards of approximately RMB 55,346 thousand, RMB 30,177 thousand and RMB 31,218 thousand, respectively, which arose from the subsidiaries, VIE and the VIE’s subsidiary established in PRC. As of December 31, 2018, 2019 and 2020, of the net operating loss carryforwards, RMB 55,217 thousand, RMB 30,113 thousand and RMB 30,613 thousand was provided for valuation allowance respectively, while the remaining RMB 129 thousand, RMB 64 thousand and RMB 605 thousand is expected to be utilized prior to expiration considering future taxable income for respective entities. In 2018, 2019 and 2020, the net operating loss carry forward of Shenzhen Huize, Huize Technology and Chengdu Huize was provided for the addition of valuation allowance, because it was more likely than not that such deferred tax assets will not be realized based on the Group’s estimates of its future taxable income. The reversal of valuation allowance was mainly caused by the decrease of net operation loss carry forward of Shenzhen Huize and Huize Technology, both of which have taxable profit during 2020
.
According to the Circular of relevant governmental regulatory authorities of Taxation on Extending the Loss Carry-over Period of High-tech Enterprises and High-tech SMEs (Cai Shui [2018] No. 76), from January 1, 2018, the enterprises that have the qualifications of high-tech enterprises or high-tech SMEs will be able to make up for the losses that have not been utilized in the previous five years before the qualification year. The longest carry-over period is extended from 5 years to 10 years. As of December 31, 2020, the net operating loss carryforwards will expire during the period from 2023 to 2030, if unused.
Uncertain tax positions
The Group did not identify significant unrecognized tax benefits for the years ended December 31, 2018, 2019 and 2020. The Group did not incur any interest related to unrecognized tax benefits, did not recognize any penalties as income tax expense and also does not anticipate any significant change in unrecognized tax benefits within 12 months from December 31, 2020.